Employee Benefit Plans - Weighted Assumptions Used in Pension Costs (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Discount rate	4.25%	4.70%
Expected return on plan assets	8.00%	8.00%
Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Discount rate	4.25%	4.70%
Rate of salary increase	4.45%	4.45%
Expected return on plan assets	8.00%	8.00%
Non Qualified Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans
Discount rate	4.25%	4.70%